DERIVATIVE FINANCIAL INSTRUMENTS (Changes in fair value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	$ 810	$ 75
Accumulated other comprehensive income, tax	(129)	(22)
Other comprehensive income, net of tax, cash flow hedges	681	53
Gains (losses) on cash flow hedges, before tax	(14)	363
Gains (losses) on cash flow hedges, tax	(108)	3
Gains (losses) on cash flow hedges, net of tax	(122)	366
Reclassification adjustments on cash flow hedges, before tax	(117)	372
Reclassification adjustments on exchange differences on translation, tax	35	(110)
Reclassification adjustments on cash flow hedges, net of tax	(82)	262
Other comprehensive income, before tax, cash flow hedges	679	810
Accumulated other comprehensive income, tax	(202)	(129)
Other comprehensive income, net of tax, cash flow hedges	$ 477	$ 681